Financial Instruments - Risk Management - Summary of Subject to Market and Credit Risk With a Reconcilation (Parenthetical) (Detail) - CAD ($) $ in Billions	Oct. 31, 2025	Oct. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Residential mortgage guaranteed loans	$ 52.8	$ 56.3